(20) PRIVATE PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2019
Private Pension Plan [Abstract]
Schedule of net defined benefit liability

20.2 Changes in the defined benefit plans

	December 31, 2019

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1	Plan 2
Present value of actuarial obligations	6,164,035	1,773,089	152,254	464,335	681,363	9,235,076
Fair value of plan's assets	(4,517,265)	(1,353,050)	(105,914)	(466,390)	(503,867)	(6,946,486)
Present value of net obligations (fair value of assets)	1,646,770	420,039	46,340	(2,055)	177,496	2,288,590
Effect of asset ceiling	74,849	-	-	2,055	-	76,904
Net actuarial liability recognized in the statement of financial position	1,721,619	420,039	46,340	-	177,496	2,365,494

	December 31, 2018
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Present value of net obligations (fair value of assets)	5,123,238	1,416,391	119,964	382,993	553,493	7,596,079
Fair value of plan's assets	(4,215,431)	(1,205,647)	(98,836)	(413,043)	(463,571)	(6,396,529)
Net actuarial liability recognized in the statement of financial position	907,807	210,744	21,129	(30,050)	89,922	1,199,550
Effect of asset ceiling	-	-	-	30,050	-	30,050
Net actuarial liability recognized in the statement of financial position	907,807	210,744	21,129	-	89,922	1,229,600

Schedule for changes in the present value of the actuarial obligations and the fair value of the plan's assets

The changes in the present value of the actuarial obligations and the fair value of the plan’s assets are as follows:

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Present value of actuarial obligations at December 31, 2016	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Gross current service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Participants' contributions transferred during the year	37	2,044	-	302	990	3,373
Actuarial loss: effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss: effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Benefits paid during the year	(379,536)	(84,634)	(8,831)	(25,203)	(34,501)	(532,705)
Present value of actuarial obligations at December 31, 2017	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541
Gross current service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Participants' contributions transferred during the year	24	2,078	-	395	842	3,339
Actuarial loss: effect of changes in demographic assumptions	-	-	-	-	345	345
Actuarial loss: effect of changes in financial assumptions	485,142	135,540	8,409	8,921	12,774	650,786
Benefits paid during the year	(398,907)	(87,682)	(9,433)	(25,974)	(35,769)	(557,765)
Present value of actuarial obligations at December 31, 2018	5,123,238	1,416,391	119,964	382,993	553,493	7,596,079
Gross current service cost	925	5,449	84	185	2,352	8,995
Interest on actuarial obligations	449,173	125,059	10,507	34,342	48,796	667,877
Participants' contributions transferred during the year	-	1,886	-	620	1,136	3,642
Actuarial loss: effect of changes in demographic assumptions	(2,900)	(77)	(165)	-	-	(3,142)
Actuarial loss: effect of changes in financial assumptions	1,037,048	321,011	31,516	73,759	113,836	1,577,170
Benefits paid during the year	(443,449)	(96,628)	(9,652)	(27,564)	(38,250)	(615,543)
Present value of actuarial obligations at December 31, 2019	6,164,035	1,773,089	152,254	464,335	681,363	9,235,076

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Fair value of actuarial assets at December 31, 2016	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Expected return during the year	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Participants' contributions transferred during the year	(37)	(2,044)	-	(302)	(990)	(3,373)
Sponsors' contributions	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Benefits paid during the year	379,536	84,634	8,831	25,203	34,501	532,705
Fair value of actuarial assets at December 31, 2017	(3,925,061)	(1,105,738)	(94,378)	(387,322)	(446,670)	(5,959,170)
Expected return during the year	(359,588)	(102,621)	(8,634)	(35,950)	(41,166)	(547,959)
Participants' contributions transferred during the year	(24)	(2,078)	-	(395)	(842)	(3,339)
Sponsors' contributions	(65,096)	(25,460)	(1,027)	(7,643)	(6,712)	(105,938)
Actuarial loss (gain): return on assets	(264,569)	(57,432)	(4,230)	(7,707)	(3,950)	(337,888)
Benefits paid during the year	398,907	87,682	9,433	25,974	35,769	557,765
Fair value of actuarial assets at December 31, 2018	(4,215,431)	(1,205,647)	(98,836)	(413,043)	(463,571)	(6,396,529)
Expected return during the year	(372,121)	(107,795)	(8,699)	(37,500)	(40,947)	(567,063)
Participants' contributions transferred during the year	-	(1,886)	-	(620)	(1,136)	(3,643)
Sponsors' contributions	(92,756)	(34,444)	(1,604)	(7,748)	(6,959)	(143,512)
Actuarial loss (gain): return on assets	(280,404)	(99,905)	(6,426)	(35,042)	(29,504)	(451,281)
Benefits paid during the year	443,449	96,628	9,652	27,564	38,250	615,543
Fair value of actuarial assets at December 31, 2019	(4,517,265)	(1,353,050)	(105,914)	(466,390)	(503,867)	(6,946,486)

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies.

Schedule for changes in net liability

The changes in net liability are as follows:

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Expenses (income) recognized in the statement of profit or loss	84,501	17,244	2,067	253	9,822	113,887
Sponsors' contributions transferred during the year	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss (gain): effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,770
Other contributions						15,391
Total liability						941,160

Current						60,801
Noncurrent						880,360

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,770
Expenses (income) recognized in the statement of profit or loss	62,330	16,372	1,553	(188)	9,842	89,909
Sponsors' contributions transferred during the year	(65,096)	(25,460)	(1,027)	(7,643)	(6,712)	(105,938)
Actuarial loss (gain): effect of changes in demographic assumptions	-	-	-	-	345	345
Actuarial loss (gain): effect of changes in financial assumptions	485,142	135,540	8,409	8,921	12,774	650,786
Actuarial loss (gain): return on assets	(264,569)	(57,432)	(4,230)	(7,707)	(3,950)	(337,888)
Effect of asset ceiling	-	-	-	6,617	-	6,617
Net actuarial liability at December 31, 2018	907,807	210,744	21,129	-	89,922	1,229,600
Other contributions						13,662
Total liability						1,243,263

Current						86,623
Noncurrent						1,156,639

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Net actuarial liability at December 31, 2018	907,807	210,744	21,129	-	89,922	1,229,600
Expenses (income) recognized in the statement of profit or loss	77,977	22,711	1,892	(178)	10,201	112,602
Sponsors' contributions transferred during the year	(92,756)	(34,444)	(1,604)	(7,748)	(6,959)	(143,512)
Actuarial loss (gain): effect of changes in demographic assumptions	(2,900)	(77)	(165)	-	-	(3,143)
Actuarial loss (gain): effect of changes in financial assumptions	1,037,048	321,011	31,516	73,759	113,836	1,577,170
Actuarial loss (gain): return on actuarial assets	(280,404)	(99,905)	(6,426)	(35,042)	(29,504)	(451,281)
Effect of asset ceiling	74,849	-	-	(30,791)	-	44,058
Net actuarial liability at December 31, 2019	1,721,619	420,039	46,340	-	177,496	2,365,494
Other contributions						12,683
Total liability						2,378,178

Current						224,851
Noncurrent						2,153,327

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies.

Schedule for expected contributions to the plans

The expected contributions to the plans for 2020 are shown below:

2020
CPFL Paulista	121,055
CPFL Piratininga	40,263
CPFL Geração	2,481
RGE Sul (RGE) - Plan 1	7,393
RGE Sul (RGE) - Plan 2	6,102
Total	177,294

Schedule for expected benefits to be paid by the plan administrators in the next 10 years

The expected benefits to be paid in the next 10 years are shown below:

	2020	2021	2022	2023	2024 to 2029	Total
CPFL Paulista	436,163	448,553	460,445	471,438	3,017,325	4,833,924
CPFL Piratininga	99,957	104,651	108,695	113,023	774,546	1,200,872
CPFL Geração	10,728	10,992	11,238	11,494	73,016	117,468
RGE Sul (RGE) - Plan 1	28,695	29,642	30,980	32,025	213,150	334,492
RGE Sul (RGE) - Plan 2	38,642	40,078	41,785	43,447	293,489	457,441
Total	614,185	633,916	653,143	671,427	4,371,526	6,944,197

Schedule for external actuary's estimate of the expenses (income) to be recognized and the expense (income) recognized

Supported by on the opinion of external actuarial, the Group’s management presents the estimate of the expenses (income) to be recognized in 2020 and the expense (income) recognized in 2019, 2018 and 2017 is as follows:

	2020 Estimated
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1	Plan 2
Service cost	1,533	9,135	124	(308)	2,244	12,728
Interest on actuarial obligations	441,784	128,027	10,914	33,434	49,190	663,349
Expected return on plan assets	(323,926)	(98,386)	(7,563)	(33,885)	(36,272)	(500,032)
Effect of asset ceiling	5,561	-	-	153	-	5,714
Total expense (income)	124,952	38,776	3,475	(606)	15,162	181,759

	2019 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Service cost	925	5,449	84	185	2,352	8,993
Interest on actuarial obligations	449,173	125,059	10,507	34,342	48,796	667,877
Expected return on plan assets	(372,121)	(107,795)	(8,699)	(37,500)	(40,947)	(567,062)
Effect of asset ceiling	-	-	-	2,795	-	2,795
Total expense (income)	77,977	22,711	1,892	(178)	10,201	112,603

	2018 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Expected return on plan assets	(359,587)	(102,622)	(8,634)	(35,950)	(41,166)	(547,959)
Effect of asset ceiling	-	-	-	2,035	-	2,035
Total expense (income)	62,330	16,372	1,553	(188)	9,842	89,909

	2017 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2*
Service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Expected return on plan assets	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Total expense (income)	84,501	17,244	2,067	253	9,822	113,887

Schedule for main assumptions taken into consideration in the actuarial calculation at the end of the reporting period

Assets managed by the plans are as follows:

	CPFL Paulista, CPFL Geração and CPFL Piratininga			RGE (Plans 1 and 2)
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017

Nominal discount rate for actuarial liabilities:	7.43% p.a.	9.10% p.a.	9.51% p.a.	7.43% p.a.	9.10% p.a.	9.51% p.a.
Nominal Return Rate on Assets:	7.43% p.a.	9.10% p.a.	9.51% p.a.	7.43% p.a.	9.10% p.a.	9.51% p.a.
Estimated Rate of nominal salary increase:	5.56% p.a.(*)	5.56% p.a.(*)	6.08% p.a.(*)	5.97% p.a.(**)	5.97% p.a.(**)	6.10% p.a. (**)
Estimated Rate of nominal benefits increase:	4.00% p.a.	4.00% p.a.	4.00% p.a.	4.00% p.a.	4.00% p.a.	4.00% p.a.
Estimated long-term inflation rate (basis for determining the nominal rates above)	4.00% p.a.	4.00% p.a.	4.00% p.a.	4.00% p.a.	4.00% p.a.	4.00% p.a.
General biometric mortality table:	AT-2000 (-10)	AT-2000 (-10)	AT-2000 (-10)	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015
Biometric table for the onset of disability:	Low Light (-30)	Low Light (-30)	Low Light (-30)	Medium Light	Medium Light	Medium Light
Expected turnover table:	ExpR_2012	ExpR_2012	ExpR_2012	Null	Null	Null
Likelihood of reaching retirement age:	After 15 years of membership and 35 years of service for men and 30 years for women	After 15 years of membership and 35 years of service for men and 30 years for women	After 15 years of membership and 35 years of service for men and 30 years for women	100% on first eligibility to a full retirement benefit	100% on first eligibility to a full retirement benefit	100% on first eligibility to a full retirement benefit

(*) Estimated rate of nominal salary increase for CPFL Piratininga was 6.39% on December 31, 2019, 2018 and 2017.

(**) Estimated rate of nominal salary increase for RGE (plan 1) was 5.15% on December 31, 2019 and 2018 and 6.13%¨on December 31, 2017.

Schedule for assets managed by the plans

	Assets managed by FUNCESP				Assets managed by Fundação Família Previdência CEEE
	CPFL Paulista and CPFL Geração		CPFL Piratininga		RGE Sul (RGE)
					Plan 1		Plan 2
	2019	2018	2019	2018	2019	2018	2019	2018
Fixed rate	75%	77%	76%	81%	76%	78%	74%	77%
Federal governament bonds	61%	55%	58%	53%	66%	68%	64%	67%
Corporate bonds (financial institutions)	1%	3%	2%	5%	5%	5%	5%	5%
Corporate bonds (non financial institutions)	0%	1%	0%	1%	2%	3%	3%	3%
Multimarket funds	4%	4%	4%	4%	2%	2%	2%	2%
Other fixed income investments	9%	15%	12%	18%	-	-	-	-
Variable income	17%	15%	17%	13%	21%	18%	21%	18%
Investiment funds - shares	17%	15%	17%	13%	21%	18%	21%	18%
Structured investments	4%	2%	4%	2%	-	1%	1%	1%
Equity funds	-	-	-	-	-	0%	0%	1%
Real estate funds	-	-	-	-	-	1%	1%	1%
Multimarket fund	4%	2%	4%	2%	-	-	-	-
Total quoted in an active market	96%	94%	97%	97%	96%	96%	96%	96%

Real estate	3%	3%	2%	2%	2%	2%	2%	2%
Transactions with participants	1%	1%	1%	2%	1%	2%	2%	2%
Other investments	0%	1%	-	-	-	-	-	-
Escrow deposits and others	0%	1%	-	-	-	-	-	-
Total not quoted in an active market	4%	6%	3%	3%	4%	4%	4%	4%

Schedule for investment target of plan assets

The plan assets do not hold any properties occupied or assets used by the Company.

	Target for 2020
	Fundação CESP		Fundação Família Previdência
	CPFL Paulista and CPFL Geração	CPFL Piratininga	RGE Sul (RGE)
			Plan 1	Plan 2
Fixed income investments	61.3%	51.6%	76.0%	76.0%
Variable income investments	24.9%	35.5%	9.0%	11.0%
Real estate	3.6%	1.8%	2.0%	3.0%
Transactions with participants	1.9%	2.7%	2.0%	2.0%
Structured investments	-	-	11.0%	8.0%
Investments abroad	8.4%	8.4%	-	-
Total	100%	100%	100%	100%

Schedule for effects on the defined benefit obligation

See below the effects on the defined benefit obligation if the discount rate were 0.25 percentage points lower (higher) and if life expectancy were to decrease (increase) in one year:

					RGE Sul (RGE)
	Increase (Decrease)	CPFL Paulista	CPFL Piratininga	CPFL Geração	Plan 1	Plan 2	Total

Nominal discount (p.a.)*	-0.25 p.p.	160,456	56,441	4,116	13,297	21,548	255,858
	+0.25 p.p.	(153,552)	(53,580)	(3,928)	(12,683)	(20,456)	(244,199)

General biometric mortality table**	+1 year	(169,890)	(40,984)	(4,005)	(11,057)	(15,957)	(241,893)
	-1 year	169,223	40,473	3,993	10,917	15,743	240,349

 * The Company´s assumption based on the  actuarial report for the nominal discount rate was 7.43% p.a.. The projected rates are increased or decreased by 0.25 p.p. to 7.18% p.a. and 7.68% p.a..

** The Company´s assumption based on in the actuarial report for the mortality table was  AT-2000 (-10) for Fundação CESP and BREMS sb v.2015 for Fundação Família Previdência. The projections were performed with 1 year of aggravation or softening on the respective mortality tables.